Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 26, 2020
Entity Registrant Name	dei_EntityRegistrantName	Listed Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001683471
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 01, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2020
Prospectus Date	rr_ProspectusDate	Feb. 26, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TrueShares ESG Active Opportunities ETF (ECOZ)
(the “Fund”)

June 1, 2020
Supplement to the Fund’s
Summary Prospectus dated February 27, 2020 and
Prospectus and Statement of Additional Information dated February 26, 2020, each as previously supplemented

The Fund is currently managed solely by TrueMark Investments, LLC, the Fund’s investment adviser (the “Adviser”), and Jordan C. Waldrep, CFA, the Adviser’s Chief Investment Officer, who has been a portfolio manager of the Fund since its inception in 2020. All references to Purview Investments, LLC as sub-adviser and related information should be disregarded.

Supplement Closing [Text Block]	ck0001683471_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.
TrueShares ESG Active Opportunities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TrueShares ESG Active Opportunities ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TrueMark Technology, AI & Deep Learning ETF (LRNZ)
TrueMark ESG Active Opportunities ETF (ECOZ)
(collectively, the “Funds”)

May 8, 2020

Supplement to the
Prospectus, dated February 26, 2020, as supplemented March 12, 2020,
Statement of Additional Information, dated February 26, 2020, and Summary Prospectus, dated February 27, 2020,
as supplemented March 12, 2020

Effective May 18, 2020, the Funds’ name will change as follows:

	Current	New
Fund Name	TrueMark Technology, AI & Deep Learning ETF	TrueShares Technology, AI & Deep Learning ETF
Fund Name	TrueMark ESG Active Opportunities ETF	TrueShares ESG Active Opportunities ETF

Supplement Closing [Text Block]	ck0001683471_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.
TrueShares ESG Active Opportunities ETF | TrueShares ESG Active Opportunities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ECOZ